Related party balances and transactions (Pre-tax benefits and social insurance of key management personnel) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party balances and transactions [abstract]
Salaries	¥ 6,881	¥ 6,754	¥ 7,676
Pension	1,262	1,292	1,511
Total	¥ 8,143	¥ 8,046	¥ 9,187